Derivative Financial Asset - Summary of financial instrument fair value (Detail) - HKD ($)		3 Months Ended
	Apr. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Fair value using valuation technique [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		$ 998,359,116	$ 907,706,089	$ 1,437,300,079	$ 1,147,372,779	$ 809,156,635	$ 577,181,939
Initial transaction on April 1, 2019	$ 355,294,216
Changes in fair value		25,543,450	93,693,124	(13,291,518)	307,143,221	356,063,365	230,436,061	$ 106,129,339
Partial settlement on June 26, 2020				(618,682,641)
Contract renegotiation		12,266,453	(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)	1,538,635	115,758,384
Ending balance		1,036,169,019	998,359,116	907,706,089	1,437,300,079	1,147,372,779	809,156,635	577,181,939
Gain on disposal of derivative				106,059,881
Fair value using valuation technique [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		1,001,399,213	911,385,801	1,454,516,000	1,165,220,000	807,618,000	461,423,555
Ending balance		1,023,902,566	1,001,399,213	911,385,801	1,454,516,000	1,165,220,000	807,618,000	461,423,555
Day 1 profit or loss [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		3,040,097	3,679,712	17,215,921	17,847,221	(1,538,635)	(382,714,420)
Initial transaction on April 1, 2019	$ (355,294,216)
Recognition of day 1 profit or loss		(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)	1,538,635	382,714,420	88,338,180
Contract renegotiation		(12,266,453)	3,040,097	3,679,712	17,215,921	17,847,221	(1,538,635)	(115,758,384)
Ending balance		(12,266,453)	3,040,097	3,679,712	17,215,921	17,847,221	(1,538,635)	(382,714,420)
Day 1 profit or loss [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance							(266,956,036)
Ending balance								(266,956,036)
Net carrying amount presented on the statement of financial position [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		1,001,399,213	911,385,801	1,454,516,000	1,165,220,000	807,618,000	194,467,519
Changes in fair value		25,543,450	93,693,124	(13,291,518)	307,143,221	356,063,365	230,436,061	106,129,339
Partial settlement on June 26, 2020				(618,682,641)
Recognition of day 1 profit or loss		(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)	1,538,635	382,714,420	88,338,180
Ending balance		1,023,902,566	1,001,399,213	911,385,801	1,454,516,000	1,165,220,000	807,618,000	194,467,519
Gain on disposal of derivative				106,059,881
Net carrying amount presented on the statement of financial position [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		1,001,399,213	911,385,801	1,454,516,000	1,165,220,000	807,618,000	194,467,519
Ending balance		1,023,902,566	1,001,399,213	911,385,801	1,454,516,000	1,165,220,000	807,618,000	194,467,519
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		348,801,973	258,788,561	289,296,000	0	807,618,000	194,467,519
Changes in fair value		25,543,450	93,693,124	(13,291,518)	307,143,221	356,063,365	230,436,061	106,129,339
Partial settlement on June 26, 2020				0
Recognition of day 1 profit or loss		(3,040,097)	(3,679,712)	(17,215,921)	(17,847,221)	1,538,635	382,714,420	88,338,180
Ending balance		371,305,326	348,801,973	258,788,561	289,296,000	0	807,618,000	194,467,519
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance		348,801,973	258,788,561	289,296,000	1,165,220,000	807,618,000	194,467,519
Ending balance		$ 371,305,326	$ 348,801,973	$ 258,788,561	$ 289,296,000	$ 1,165,220,000	$ 807,618,000	$ 194,467,519